Senior Subordinated Convertible Promissory Note (‘SSCPN’) - Schedule of Company’s SSCPN Payable for Which it Elected the Fair Value Option (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Senior Subordinated Convertible Promissory Note (‘SSCPN’) - Schedule of Company’s SSCPN Payable for Which it Elected the Fair Value Option (Details) [Line Items]
SSCPN payable		$ 31,795,988
SSCPN [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) - Schedule of Company’s SSCPN Payable for Which it Elected the Fair Value Option (Details) [Line Items]
SSCPN payable		17,422,132
Warrants issued against SSCPN [Member]
Senior Subordinated Convertible Promissory Note (‘SSCPN’) - Schedule of Company’s SSCPN Payable for Which it Elected the Fair Value Option (Details) [Line Items]
SSCPN payable		$ 14,373,856